Loss Per Share (Tables)	12 Months Ended
Dec. 31, 2020
Earnings Per Share [Abstract]
Schedule of Earnings Per Share, Basic and Diluted
Basic and diluted loss per share for each of the years presented are calculated as follows:

	For the year ended December 31
	2018	2019	2020	2020
	RMB	RMB	RMB	US$
Numerator:
Net loss attributable to Kingsoft Cloud Holdings Limited	(1,006,442)	(1,111,199)	(962,259)	(147,471)
Accretion to redemption value of redeemable convertible preferred shares	(742,472)	(49,725)	(19,768)	(3,030)

Net loss attributable to ordinary shareholders - basic and diluted	(1,748,914)	(1,160,924)	(982,027)	(150,501)

Denominator:
Weighted average number of ordinary shares outstanding - basic and diluted	793,430,000	889,521,200	2,400,874,197	2,400,874,197

Basic and diluted loss per share	(2.20)	(1.31)	(0.41)	(0.06)